GSMBS 2022-NQM1 ABS-15G

Exhibit 99.1 - Schedule 6

GS Loan Number	Seller Loan ID	Field ID	Original Field Value	Audit Value	Data Compare
XXX	XXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXX	XXX	Original_Collateral_Value	XXX	XXX	FALSE
XXX	XXX	Sales_Price	XXX	XXX	FALSE